Share based compensation narrative (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share based payment arrangement [Line items]
Number of outstanding share options	105
Expense from sharebased payment transactions with employees | €	€ 346,000,000
Share based payment arrangements 2013 plan [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Number of share options issued in sharebased payment arrangement 03 May 2013	340
Number of share options issued in sharebased payment arrangement 23 December 2014	300
Exercise price warrant granted before April 2020 before share split	€ 2,585.51
Exercise price warrant granted before April 2020 after share split	5.17
Exercise price warrant granted April 2020 before share split	5,966.59
Exercise price warrant granted April 2020 after share split	€ 11.94
Percentage vesting grant date	34.00%
Percentage vesting first anniversary grant date	33.00%
Percentage vesting second anniversary grant date	33.00%
Number of share options exercised in share based payment arrangement	161
Number of shares representing share options exercised | shares	(80,500)	(44,500)
Number of shares representing outstanding share options | shares	0	80,500	208,000
Exercise price	€ 11.94
Share based payment arrangements 2016 plan [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Percentage vesting grant date	34.00%
Percentage vesting first anniversary grant date	33.00%
Percentage vesting second anniversary grant date	33.00%
Number of share options exercised in share based payment arrangement	330
Number of shares representing share options exercised | shares	(165,000)	(23,500)
Number of share options issued in sharebased payment arrangement 03 November 2016	1,500
Number of share options issuable in share based payment arrangement	1,500
Number of shares representing issuable share options before share split | shares	1,500
Number of shares representing issuable share options after share split | shares	750,000
Maximum number of individuals share options owners	150
Minimum exercise price before share split	€ 2,585.32
Minimum exercise price after share split	€ 5.17
Number of share options granted in share based payment arrangement 2016 2017 2018				1,500	1,500	1,500
Number of shares representing outstanding share options | shares	52,500	217,500	742,500
Exercise price	€ 5.17
Share based payment arrangements 2018 plan [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Exercise price warrant granted before April 2020 before share split	3,259.91
Exercise price warrant granted April 2020 before share split	5,966.59
Exercise price warrant granted April 2020 after share split	€ 11.93
Percentage vesting grant date	34.00%
Percentage vesting first anniversary grant date	33.00%
Percentage vesting second anniversary grant date	33.00%
Number of share options exercised in share based payment arrangement	219
Number of shares representing share options exercised | shares	(109,500)
Number of share options issuable in share based payment arrangement	525
Number of shares representing issuable share options before share split | shares	525
Maximum number of individuals share options owners	150
Minimum exercise price before share split	€ 3,259.91
Minimum exercise price after share split	€ 6.52
Number of outstanding share options	100
Number of shares representing outstanding share options | shares	50,000	159,500	193,000
Number of share options issued in share based payment arrangement 12 December 2018	525
Number of share options granted in share based payment arrangement April 2020	33
Exercise price	€ 6.52
Share based payment arrangements 2020 plan [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Percentage vesting grant date		34.00%
Percentage vesting first anniversary grant date		33.00%
Percentage vesting second anniversary grant date		33.00%
Number of share options exercised in share based payment arrangement | $	59,500
Number of shares representing share options exercised | shares	(59,500)
Number of share options issuable in share based payment arrangement | €		550,000
Number of shares representing issuable share options before share split | shares		550,000
Maximum number of individuals share options owners		150
Number of shares representing outstanding share options | shares	490,500	550,000
Number of share options issued in sharebased payment arrangement 7 April 2020 | €		550,000
Exercise price	€ 11.94	€ 11.94
Share based payment arrangements plan 2021 [Member]
Disclosure of terms and conditions of share based payment arrangement [Line items]
Percentage vesting grant date	25.00%
Percentage vesting first anniversary grant date	25.00%
Percentage vesting second anniversary grant date	25.00%
Number of share options issuable in share based payment arrangement | $	1,400,000
Maximum number of individuals share options owners | €	150
Number of shares representing outstanding share options | shares	400,490
Number of share options granted in sharebased payment arrangements 17 september 2021	319,240
Number of share options granted in sharebased payment arrangements 27 October 2021 | €	111,500
Number of share options cancelled in sharebased payment arrangement 17 september 2021	29,500
Percentage vesting third anniversary grant date	25.00%
Exercise price	€ 25.31
Consolidated entity
Disclosure of terms and conditions of share based payment arrangement [Line items]
Share split | shares	500
Expense from sharebased payment transactions with employees | €	€ 1,300,000	€ 2,500,000
Weighted average fair value at measurement date share options granted | €	€ 8.31	€ 3.31	€ 5.30
Weighted average remaining contractual life of outstanding share options | €	3.7	3.4	2.5
Minimum percentage invoice multiplier	0.00%
Maximum percentage invoice multiplier	0.50%
Vesting period service agreement in months	82
Cash settled sharebased payment transaction | €	€ 3,700,000
Cash settled sharebased payment transaction liability | €	1,800,000
Expense from cash settled sharebased payment transactions | €	€ 1,900,000	€ 2,000,000.0